Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of financial instruments impacted by IBOR reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark[3]
	USD Libor	GBP Libor	Others[1]
At 31 Dec 2022	£m	£m	£m
Non-derivative financial assets[2]
Loans and advances to customers	4,350	83	18
Financial investments	1,072	—	—
Others	554	35	—
Total non-derivative financial assets	5,976	118	18
Non-derivative financial liabilities
Subordinated liabilities	1,287	—	—
Others	560	—	—
Total non-derivative financial liabilities	1,847	—	—
Derivative notional contract amount
Foreign exchange	6,754	—	—
Interest rate	1,636,679	56	2,031
Others	—	—	487
Total derivative notional contract amount	1,643,433	56	2,518

At 31 Dec 2021
Non-derivative financial assets[2]
Loans and advances to customers	5,999	2,562	26
Financial investments	1,171	140	—
Others	693	499	—
Total non-derivative financial assets	7,863	3,201	26
Non-derivative financial liabilities[2]			0
Subordinated liabilities	1,145	—	—
Others	479	181	—
Total non-derivative financial liabilities	1,624	181	—
Derivative notional contract amount			0
Foreign exchange	8,288	1,568	1,080
Interest rate	1,567,577	215,377	77,738
Total derivative notional contract amount	1,575,865	216,945	78,818
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX, MIFOR and Sibor). Announcements were made by regulators during 2022 on the cessation of the Canadian dollar offered rate (‘CDOR’), and Mexican Interbank equilibrium interest rate (‘TIIE’), which will eventually transition to the Canadian overnight repo rate average (‘CORRA’), and a new Mexican overnight fall-back rate, respectively. Therefore, CDOR, and TIIE are also included in Others during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of initial application of standards or interpretations [text block]

	Financial instruments yet to transition to alternative benchmarks, by main benchmark[3]
	USD Libor	GBP Libor	Others[1]
At 31 Dec 2022	£m	£m	£m
Non-derivative financial assets[2]
Loans and advances to customers	4,350	83	18
Financial investments	1,072	—	—
Others	554	35	—
Total non-derivative financial assets	5,976	118	18
Non-derivative financial liabilities
Subordinated liabilities	1,287	—	—
Others	560	—	—
Total non-derivative financial liabilities	1,847	—	—
Derivative notional contract amount
Foreign exchange	6,754	—	—
Interest rate	1,636,679	56	2,031
Others	—	—	487
Total derivative notional contract amount	1,643,433	56	2,518

At 31 Dec 2021
Non-derivative financial assets[2]
Loans and advances to customers	5,999	2,562	26
Financial investments	1,171	140	—
Others	693	499	—
Total non-derivative financial assets	7,863	3,201	26
Non-derivative financial liabilities[2]			0
Subordinated liabilities	1,145	—	—
Others	479	181	—
Total non-derivative financial liabilities	1,624	181	—
Derivative notional contract amount			0
Foreign exchange	8,288	1,568	1,080
Interest rate	1,567,577	215,377	77,738
Total derivative notional contract amount	1,575,865	216,945	78,818
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX, MIFOR and Sibor). Announcements were made by regulators during 2022 on the cessation of the Canadian dollar offered rate (‘CDOR’), and Mexican Interbank equilibrium interest rate (‘TIIE’), which will eventually transition to the Canadian overnight repo rate average (‘CORRA’), and a new Mexican overnight fall-back rate, respectively. Therefore, CDOR, and TIIE are also included in Others during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of macroeconomic variables and probabilities

Central scenario 2023–2027
	UK	France
	%	%
GDP growth rate
2023: Annual average growth rate	(0.8)	0.2
2024: Annual average growth rate	1.3	1.6
2025: Annual average growth rate	1.7	1.5
5-year average	1.1	1.2
Unemployment rate
2023: Annual average rate	4.4	7.6
2024: Annual average rate	4.6	7.5
2025: Annual average rate	4.3	7.3
5-year average	4.3	7.3
House price growth
2023: Annual average growth rate	0.2	1.8
2024: Annual average growth rate	(3.8)	2.0
2025: Annual average growth rate	0.7	3.1
5-year average	0.4	2.8
Inflation rate
2023: Annual average rate	6.9	4.6
2024: Annual average rate	2.5	2.0
2025: Annual average rate	2.1	1.8
5-year average	3.1	2.4
Probability	60.0	60.0
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario 'best outcome'
	UK		France
	%		%
GDP growth rate	4.4	(4Q24)	3.1	(1Q24)
Unemployment rate	3.5	(4Q23)	6.5	(4Q24)
House price growth	4.2	(1Q23)	3.7	(1Q23)
Inflation rate	0.7	(1Q24)	0.8	(4Q23)
Probability	5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. For inflation, lower inflation is interpreted as the ‘best’ outcome.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario 'worst outcome'
	UK		France
	%		%
GDP growth rate	(3.5)	(3Q23)	(1.4)	(3Q23)
Unemployment rate	5.8	(2Q24)	8.8	(4Q23)
House price growth	(10.1)	(2Q24)	(0.6)	(4Q23)
Inflation rate (min)	(0.4)	(4Q24)	0.3	(4Q24)
Inflation rate (max)	10.8	(1Q23)	7.2	(1Q23)
Probability	25		25
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the downside scenarios, both the lowest and the highest point is shown in the tables.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario 'worst outcome'
	UK		France
	%		%
GDP growth rate	(6.9)	(3Q23)	(6.8)	(4Q23)
Unemployment rate	8.7	(2Q24)	10.3	(4Q24)
House price growth	(22.9)	(2Q24)	(6.4)	(2Q24)
Inflation rate (min)	(2.3)	(2Q24)	(2.5)	(2Q24)
Inflation rate (max)	13.5	(2Q23)	10.4	(2Q23)
Probability	10		10
Note: Extreme point in the Downside 2 is ‘worst outcome’ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the downside scenarios, both the lowest and the highest point is shown in the tables.

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2022
Reported ECL	84	94
Consensus scenarios
Central scenario	64	87
Upside scenario	51	77
Downside scenario	91	104
Downside 2 scenario	271	124
Gross carrying amount[2]	143,037	148,417

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2021
Reported ECL	104	98
Consensus scenarios
Central scenario	90	89
Upside scenario	71	78
Downside scenario	109	120
Downside 2 scenario	189	138
Gross carrying amount[2]	142,450	120,955
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3 Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 77.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
ECL of loans and advances to customers at 31 December 2022
Reported ECL	7	87
Consensus scenarios
Central scenario	6	86
Upside scenario	6	84
Downside scenario	7	88
Downside 2 scenario	12	92
Gross carrying amount	2,037	18,987

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2021
Reported ECL	5	91
Consensus scenarios
Central scenario	4	91
Upside scenario	4	91
Downside scenario	5	92
Downside 2 scenario	10	93
Gross carrying amount	2,007	18,295
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Includes balances and ECL which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet. This also includes any balances and ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for Retail sensitivity analysis
Disclosure of financial assets that are either past due or impaired

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	80,730	9,121	2,478	2	92,331	(86)	(158)	(908)	(2)	(1,154)	0.1	1.7	36.6	100.0	1.2
– personal	24,255	686	453	—	25,394	(22)	(16)	(125)	—	(163)	0.1	2.3	27.6	—	0.6
– corporate and commercial	46,237	8,066	1,782	2	56,087	(58)	(137)	(767)	(2)	(964)	0.1	1.7	43.0	100.0	1.7
– non-bank financial institutions	10,238	369	243	—	10,850	(6)	(5)	(16)	—	(27)	0.1	1.4	6.6	—	0.2
Loans and advances to banks at amortised cost	10,750	39	—	—	10,789	(4)	(1)	—	—	(5)	—	2.6	—	—	—
Other financial assets measured at amortised cost	202,048	47	42	—	202,137	—	—	(9)	—	(9)	—	—	21.4	—	—
Loan and other credit-related commitments	107,922	7,571	202	—	115,695	(25)	(22)	(8)	—	(55)	—	0.3	4.0	—	—
– personal	2,152	114	3	—	2,269	(1)	—	—	—	(1)	—	—	—	—	—
– corporate and commercial	56,325	6,829	198	—	63,352	(20)	(20)	(8)	—	(48)	—	0.3	4.0	—	0.1
– financial	49,445	628	1	—	50,074	(4)	(2)	—	—	(6)	—	0.3	—	—	—
Financial guarantees[1]	10,215	740	99	—	11,054	(3)	(7)	(7)	—	(17)	—	0.9	7.1	—	0.2
– personal	23	2	1	—	26	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	9,257	540	97	—	9,894	(2)	(7)	(7)	—	(16)	—	1.3	7.2	—	0.2
– financial	935	198	1	—	1,134	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2021	411,665	17,518	2,821	2	432,006	(118)	(188)	(932)	(2)	(1,240)	—	1.1	33.0	100.0	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
3    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2021 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	9,121	56	237	(158)	(1)	(1)	1.7	1.8	0.4
– personal	686	49	29	(16)	(1)	(1)	2.3	2.0	3.4
– corporate and commercial	8,066	7	199	(137)	—	—	1.7	0.0	—
– non-bank financial institutions	369	—	9	(5)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	39	—	—	(1)	—	—	2.6	—	—
Other financial assets measured at amortised cost	47	—	—	—	—	—	—	—	—
1    Days past due (‘DPD’). Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Pandemic-related economic recovery adjustments	—	—	—
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)

Management judgemental adjustments to ECL at 31 December 2021
	Retail	Wholesale	Total
	£m	£m	£m
Low-risk counterparties (banks,sovereigns and government entities)	—	(4)	(4)
Corporate lending adjustments	—	31	31
Retail lending probability of default adjustments	—	—	—
Retail model default timing adjustments	—	—	—
Macroeconomic-related adjustments	17	—	17
Pandemic-related economic recovery adjustments	3	—	3
Other retail lending adjustments	—	—	—
Total	20	27	47
1 Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments by credit quality at 31 December 2022
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– personal	2,019	2,928	858	103	105	6,013	(55)	5,958
– corporate and commercial	19,352	13,393	16,496	3,910	1,853	55,004	(937)	54,067
– non-bank financial institutions	6,626	3,297	2,258	250	269	12,700	(111)	12,589
Loans and advances to banks held at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
Cash and balances at central banks	131,379	—	55	—	—	131,434	(1)	131,433
Items in the course of collection from other banks	2,281	—	4	—	—	2,285	—	2,285
Reverse repurchase agreements – non-trading	43,777	7,953	2,219	—	—	53,949	—	53,949
Financial investments	3,028	—	220	—	—	3,248	—	3,248
Assets held for sale	19,419	1,598	1,773	124	291	23,205	(133)	23,072
Prepayments, accrued income and other assets	53,972	708	896	26	32	55,634	(3)	55,631
– endorsements and acceptances	208	4	25	—	6	243	—	243
– accrued income and other	53,764	704	871	26	26	55,391	(3)	55,388
Debt instruments measured at fair value through other comprehensive income[1]	28,248	2,471	626	105	—	31,450	(24)	31,426
Out-of-scope for IFRS 9
Trading assets	26,961	4,323	9,966	298	—	41,548	—	41,548
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,945	331	669	1	—	2,946	—	2,946
Derivatives	199,167	21,128	4,886	29	28	225,238	—	225,238
Assets held for sale	107	—	—	—	—	107	—	107
Total gross carrying amount on balance sheet	552,918	58,920	42,560	4,872	2,643	661,913	(1,307)	660,606

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Percentage of total credit quality	84%	9%	6%	1%	—%	100%
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
Loan and other credit related commitments for loans and advances to customers	48,627	23,501	17,422	2,390	163	92,103	(66)	92,037
Loan and other credit-related commitments for loans and advances to banks	34,174	77	101	2	—	34,354	(1)	34,353
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
In-scope: Irrevocable loan commitments and financial guarantees	85,725	24,749	18,518	2,545	247	131,784	(87)	131,697
Loans and other credit-related commitments	1,168	183	90	14	1	1,456	—	1,456
Performance and other guarantees	9,791	3,583	3,074	599	89	17,136	(18)	17,118
Out-of-scope: Revocable loan commitments and non-financial guarantees	10,959	3,766	3,164	613	90	18,592	(18)	18,574
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2021 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	41,339	20,531	23,469	4,512	2,480	92,331	(1,154)	91,177
– personal	18,956	4,136	1,793	56	453	25,394	(163)	25,231
– corporate and commercial	16,533	13,867	19,597	4,305	1,785	56,087	(964)	55,123
– non-bank financial institutions	5,850	2,528	2,079	151	242	10,850	(27)	10,823
Loans and advances to banks held at amortised cost	8,649	320	1,815	5	—	10,789	(5)	10,784
Cash and balances at central banks	108,133	198	151	—	—	108,482	—	108,482
Items in the course of collection from other banks	343	—	3	—	—	346	—	346
Reverse repurchase agreements – non-trading	47,071	6,355	1,022	—	—	54,448	—	54,448
Financial investments	2	—	8	—	—	10	—	10
Assets held for sale	—	—	—	—	—	—	—	—
Prepayments, accrued income and other assets	36,558	666	1,574	11	42	38,851	(9)	38,842
– endorsements and acceptances	105	61	23	—	7	196	—	196
– accrued income and other	36,453	605	1,551	11	35	38,655	(9)	38,646
Debt instruments measured at fair value through other comprehensive income[1]	36,410	1,899	1,406	118	—	39,833	(19)	39,814
Out-of-scope for IFRS 9
Trading assets	28,110	5,331	8,985	350	—	42,776	—	42,776
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,246	304	2,644	3	—	5,197	—	5,197
Derivatives	111,471	25,487	4,054	207	2	141,221	—	141,221
Assets held for sale
Total gross carrying amount on balance sheet	420,332	61,091	45,131	5,206	2,524	534,284	(1,187)	533,097
Percentage of total credit quality	78.7%	11.4%	8.4%	1.0%	0.5%	100.0%
Loans and other credit-related commitments	71,741	21,860	20,018	1,874	202	115,695	(55)	115,640
Financial guarantees	8,412	1,088	1,245	210	99	11,054	(17)	11,037
In-scope: Irrevocable loan commitments and financial guarantees	80,153	22,948	21,263	2,084	301	126,749	(72)	126,677
Loans and other credit-related commitments	2,134	1,114	432	94	7	3,781	—	3,781
Performance and other guarantees	7,738	4,359	3,130	490	116	15,833	(31)	15,802
Out-of-scope: Revocable loan commitments and non-financial guarantees	9,872	5,473	3,562	584	123	19,614	(31)	19,583
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage distribution
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– stage 1	27,183	18,885	16,313	1,292	—	63,673	(51)	63,622
– stage 2	814	733	3,299	2,971	—	7,817	(145)	7,672
– stage 3	—	—	—	—	2,224	2,224	(907)	1,317
– POCI	—	—	—	—	3	3	—	3
Loans and advances to banks at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
– stage 1	14,502	565	1,605	1	—	16,673	(6)	16,667
– stage 2	135	225	29	25	—	414	(21)	393
– stage 3	—	—	—	—	65	65	(16)	49
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,856	10,259	5,167	150	323	269,755	(137)	269,618
– stage 1	253,577	9,893	4,272	28	—	267,770	(14)	267,756
– stage 2	279	366	895	122	—	1,662	(17)	1,645
– stage 3	—	—	—	—	323	323	(106)	217
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
– stage 1	79,931	21,530	14,570	963	—	116,994	(13)	116,981
– stage 2	2,870	2,048	2,953	1,429	—	9,300	(32)	9,268
– stage 3	—	—	—	—	163	163	(22)	141
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
– stage 1	2,895	1,058	727	35	—	4,715	(1)	4,714
– stage 2	29	113	268	118	—	528	(2)	526
– stage 3	—	—	—	—	84	84	(17)	67
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	382,215	55,416	44,931	6,984	2,862	492,408	(1,370)	491,038
Debt instruments at FVOCI[1]
– stage 1	28,047	2,384	547	—	—	30,978	(10)	30,968
– stage 2	201	87	79	105	—	472	(14)	458
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	28,248	2,471	626	105	—	31,450	(24)	31,426
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage distribution (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	41,339	20,531	23,469	4,512	2,480	92,331	(1,154)	91,177
– stage 1	40,831	19,376	19,077	1,446	—	80,730	(86)	80,644
– stage 2	508	1,155	4,392	3,066	—	9,121	(158)	8,963
– stage 3	—	—	—	—	2,478	2,478	(908)	1,570
– POCI	—	—	—	—	2	2	(2)	—
Loans and advances to banks at amortised cost	8,649	320	1,815	5	—	10,789	(5)	10,784
– stage 1	8,620	311	1,814	5	—	10,750	(4)	10,746
– stage 2	29	9	1	—	—	39	(1)	38
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	192,107	7,219	2,758	11	42	202,137	(9)	202,128
– stage 1	192,105	7,214	2,727	2	—	202,048	—	202,048
– stage 2	2	5	31	9	—	47	—	47
– stage 3	—	—	—	—	42	42	(9)	33
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	71,741	21,860	20,018	1,874	202	115,695	(55)	115,640
– stage 1	71,074	19,960	16,337	551	—	107,922	(25)	107,897
– stage 2	667	1,900	3,681	1,323	—	7,571	(22)	7,549
– stage 3	—	—	—	—	202	202	(8)	194
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,412	1,088	1,245	210	99	11,054	(17)	11,037
– stage 1	8,340	951	849	75	—	10,215	(3)	10,212
– stage 2	72	137	396	135	—	740	(7)	733
– stage 3	—	—	—	—	99	99	(7)	92
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	322,248	51,018	49,305	6,612	2,823	432,006	(1,240)	430,766
Debt instruments at FVOCI[1]
– stage 1	36,005	1,825	1,292	—	—	39,122	(10)	39,112
– stage 2	405	74	114	118	—	711	(9)	702
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	36,410	1,899	1,406	118	—	39,833	(19)	39,814

1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	73,717	(1,103)	92,331	(1,154)
– personal	6,013	(55)	25,394	(163)
– corporate and commercial	55,004	(937)	56,087	(964)
– non-bank financial institutions	12,700	(111)	10,850	(27)
Loans and advances to banks at amortised cost	17,152	(43)	10,789	(5)
Other financial assets measured at amortised cost	269,755	(137)	202,137	(9)
– cash and balances at central banks	131,434	(1)	108,482	—
– items in the course of collection from other banks	2,285	—	346	—
– Hong Kong Government certificates of indebtedness	—	—	—	—
– reverse repurchase agreements – non trading	53,949	—	54,448	—
– financial investments	3,248	—	10	—
– other assets[2]	55,634	(3)	38,851	(9)
– assets held for sale[6]	23,205	(133)	—	—
Total gross carrying amount on balance sheet	360,624	(1,283)	305,257	(1,168)
Loans and other credit related commitments	126,457	(67)	115,695	(55)
– personal	2,116	—	2,269	(1)
– corporate and commercial	68,441	(62)	63,352	(48)
– financial	55,900	(5)	50,074	(6)
Financial guarantees[3]	5,327	(20)	11,054	(17)
– personal	23	—	26	—
– corporate and commercial	3,415	(19)	9,894	(16)
– financial	1,889	(1)	1,134	(1)
Total nominal amount off balance sheet[4]	131,784	(87)	126,749	(72)
	492,408	(1,370)	432,006	(1,240)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	29,248	(24)	41,188	(19)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 119 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 175.

Maximum exposure to credit risk
(Audited)	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	72,614	(8,149)	64,465	91,177	(7,057)	84,120
– personal	5,958	(1)	5,957	25,231	—	25,231
– corporate and commercial	54,067	(7,269)	46,798	55,123	(6,228)	48,895
– non-bank financial institutions	12,589	(879)	11,710	10,823	(829)	9,994
Loans and advances to banks at amortised cost	17,109	(145)	16,964	10,784	(88)	10,696
Other financial assets held at amortised cost	268,023	(10,882)	257,141	202,455	(10,239)	192,216
– cash and balances at central banks	131,433	—	131,433	108,482	—	108,482
– items in the course of collection from other banks	2,285	—	2,285	346	—	346
– reverse repurchase agreements – non trading	53,949	(10,882)	43,067	54,448	(10,239)	44,209
– financial investments	3,248	—	3,248	10	—	10
– asset held for sale	21,214	—	21,214
– other assets	55,894	—	55,894	39,169	—	39,169
Derivatives	225,238	(224,444)	794	141,221	(139,668)	1,553
Total on balance sheet exposure to credit risk	582,984	(243,620)	339,364	445,637	(157,052)	288,585
Total off-balance sheet	150,270	—	150,270	146,261	—	146,261
– financial and other guarantees[1]	22,425	—	22,425	26,840	—	26,840
– loan and other credit-related commitments	127,845	—	127,845	119,421	—	119,421
At 31 Dec	733,254	(243,620)	489,634	591,898	(157,052)	434,846
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 30, net of ECL.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2022	2021
	£m	£m
Unamortised balance at 1 Jan	64	60
Deferral on new transactions	110	156
Recognised in the income statement during the year:	(111)	(152)
– amortisation	(59)	(88)
– subsequent to unobservable inputs becoming observable	—	(2)
– maturity, termination or offsetting derivative	(52)	(60)
– risk hedged	—	(2)
Exchange differences and other	1	—
Unamortised balance at 31 Dec[1]	64	64
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	63,673	7,817	2,224	3	73,717	(51)	(145)	(907)	—	(1,103)	0.1	1.9	40.8	—	1.5
– personal	5,293	615	105	—	6,013	(9)	(15)	(31)	—	(55)	0.2	2.4	29.5	—	0.9
– corporate and commercial	46,671	6,479	1,851	3	55,004	(40)	(123)	(774)	—	(937)	0.1	1.9	41.8	—	1.7
– non-bank financial institutions	11,709	723	268	—	12,700	(2)	(7)	(102)	—	(111)	—	1.0	38.1	—	0.9
Loans and advances to banks at amortised cost	16,673	414	65	—	17,152	(6)	(21)	(16)	—	(43)	—	5.1	24.6	—	0.3
Other financial assets measured at amortised cost	267,770	1,662	323	—	269,755	(14)	(17)	(106)	—	(137)	—	1.0	32.8	—	0.1
Loan and other credit-related commitments	116,994	9,300	163	—	126,457	(13)	(32)	(22)	—	(67)	—	0.3	13.5	—	0.1
– personal	2,004	107	5	—	2,116	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,659	7,625	157	—	68,441	(12)	(28)	(22)	—	(62)	—	0.4	14.0	—	0.1
– financial	54,331	1,568	1	—	55,900	(1)	(4)	—	—	(5)	—	0.3	—	—	—
Financial guarantees[1]	4,715	528	84	—	5,327	(1)	(2)	(17)	—	(20)	—	0.4	20.2	—	0.4
– personal	20	2	1	—	23	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	2,946	387	82	—	3,415	(1)	(1)	(17)	—	(19)	—	0.3	20.7	—	0.6
– financial	1,749	139	1	—	1,889	—	(1)	—	—	(1)	—	0.7	—	—	0.1
At 31 Dec 2022	469,825	19,721	2,859	3	492,408	(85)	(217)	(1,068)	—	(1,370)	—	1.1	37.4	—	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
3    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2022
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost:	7,817	93	331	(145)	(2)	(2)	1.9	2.2	0.6
– personal	615	43	9	(15)	(2)	(1)	2.4	4.7	11.1
– corporate and commercial	6,479	50	296	(123)	—	(1)	1.9	—	0.3
– non-bank financial institutions	723	—	26	(7)	—	—	1.0	—	—
Loans and advances to banks at amortised cost	414	—	8	(21)	—	—	5.1	—	—
Other financial assets measured at amortised cost	1,662	25	12	(17)	—	(2)	1.0	—	16.7
1    Days past due (‘DPD’). Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m
As reported	90,869	(1,146)
Reported in ‘Assets held for sale’	21,325	(131)
At 31 Dec 2022	112,194	(1,277)

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to the retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2022	2021
	£m	£m
ECL charges arising from:
– Asset held for sale	4	—
– Asset not held for sale	218	—
At 31 Dec	222	—

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
New financial assets originated or purchased	47,763	(30)	—	—	—	—	—	—	47,763	(30)
Asset derecognised (including final repayments)	(27,882)	4	(2,625)	13	(442)	110	—	—	(30,949)	127
Changes to risk parameters – further lending/repayments	(9,969)	33	(8,645)	16	(261)	(20)	1	—	(18,874)	29
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,755	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,408	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3    Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 34 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 175.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	184,715	(180)	31,726	(378)	3,352	(1,050)	40	(12)	219,833	(1,620)
Transfers of financial instruments:	5,245	(66)	(5,617)	90	372	(24)	—	—	—	—
– transfers from stage 1 to stage 2	(8,431)	14	8,431	(14)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	13,714	(78)	(13,714)	78	—	—	—	—	—	—
– transfers to stage 3	(93)	—	(401)	28	494	(28)	—	—	—	—
– transfers from stage 3	55	(2)	67	(2)	(122)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	43	—	(22)	—	(5)	—	—	—	16
New financial assets originated or purchased	72,348	(55)	—	—	—	—	—	—	72,348	(55)
Asset derecognised (including final repayments)	(57,098)	6	(3,481)	32	(454)	95	(3)	2	(61,036)	135
Changes to risk parameters – further lending/repayments	(16,766)	76	(3,927)	62	(213)	40	(29)	2	(20,935)	180
Changes to risk parameters – credit quality	—	54	—	7	—	(176)	—	—	—	(115)
Changes to model used for ECL calculation	—	2	—	9	—	—	—	—	—	11
Assets written off	—	—	—	—	(152)	152	(5)	5	(157)	157
Credit related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(7,512)	2	(1,060)	10	(126)	46	(1)	1	(8,699)	59
Others[2]	(1,320)	—	(170)	2	—	(1)	—	—	(1,490)	1
At 31 Dec 2021	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
ECL Income statement change for the period		126		88		(46)		4		172
Recoveries										3
Others										(23)
Total ECL income statement change for the period										152

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL	ECL release /(charge)
	£m	£m	£m
As above	199,864	(1,231)	152
Other financial assets measured at amortised cost	202,137	(9)	(1)
Non-trading reverse purchase agreement commitments	30,005	—	—
Performance and other guarantees not considered for IFRS 9	0	0	18
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	432,006	(1,240)	169
Debt instruments measured at FVOCI	41,188	(19)	5
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,259)	174
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2021, these amounted to £(1)bn and were classified as stage 1 with no ECL.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries by stage (excluding commercial real estate)
(Audited)
			of which:
	Total		UK		France		Germany
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	£m	%	£m	%	£m	%	£m	%
Stage 1
Not collateralised	117,166	—	46,080	—	53,960	—	11,577	—
Fully collateralised	10,444	0.1	6,300	0.1	2,146	—	809	—
LTV ratio:
– less than 50%	2,456	0.2	1,643	0.2	491	—	—	—
– 51% to 75%	3,321	0.1	2,161	—	1,050	—	—	—
– 76% to 90%	354	—	234	—	36	—	—	—
– 91% to 100%	4,313	—	2,262	—	569	—	809	—
Partially collateralised (A):	4,542	0.1	169	—	3,797	0.1	—	—
– collateral value on A	3,664		77		3,128		—
Total	132,152	—	52,549	—	59,903	—	12,386	—
Stage 2
Not collateralised	13,074	0.9	4,219	0.8	4,581	1.0	3,269	0.9
Fully collateralised	1,132	1.5	327	1.2	239	1.7	228	0.9
LTV ratio:
– less than 50%	515	1.7	224	0.4	122	0.8	—	—
– 51% to 75%	272	1.5	84	3.6	69	1.4	—	—
– 76% to 90%	4	—	2	—	1	—	—	—
– 91% to 100%	341	1.2	17	—	47	4.3	228	0.9
Partially collateralised (B):	509	1.4	23	—	472	1.5	—	—
– collateral value on B	426		13		405		—
Total	14,715	1.0	4,569	0.8	5,292	1.1	3,497	0.9
Stage 3
Not collateralised	1,795	40.3	673	31.2	668	57.9	348	28.7
Fully collateralised	80	26.3	10	10.0	12	33.3	24	29.2
LTV ratio:
– less than 50%	26	23.1	2	—	7	28.6	—	—
– 51% to 75%	6	33.3	3	33.3	2	50.0	—	—
– 76% to 90%	11	36.4	2	—	1	—	—	—
– 91% to 100%	37	21.6	3	—	2	50.0	24	29.2
Partially collateralised (C):	172	23.8	11	27.3	159	23.3	—	—
– collateral value on C	125		3		122		—
Total	2,047	38.4	694	30.8	839	51.0	372	28.8
POCI
Not collateralised	2	—	—	—	2	—	—	—
Fully collateralised	—	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	2	—	—	—	2	—	—	—
At 31 Dec 2022	148,916	0.7	57,812	0.5	66,036	0.8	16,255	0.9

Wholesale lending – corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries by stage (excluding commercial real estate) (continued)

(Audited)
			of which:
	Total		UK		France		Germany
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	£m	%	£m	%	£m	%	£m	%
Stage 1
Not collateralised	109,435	0.1	40,298	0.1	52,583	—	11,479	—
Fully collateralised	10,399	0.1	6,133	0.1	2,221	0.1	708	—
LTV ratio:
– less than 50%	2,450	0.2	1,649	0.1	587	—	—	—
– 51% to 75%	3,543	0.1	2,124	0.0	989	0.1	—	—
– 76% to 90%	801	0.1	446	0.0	349	—	—	—
– 91% to 100%	3,605	—	1,914	—	296	—	708	—
Partially collateralised (A):	3,424	0.1	85	—	3,248	0.1	—	—
– collateral value on A	2,661		51		2,555		—
Total	123,258	0.1	46,516	0.1	58,052	—	12,187	—
Stage 2
Not collateralised	11,024	0.9	4,365	0.9	1,890	1.5	3,942	0.6
Fully collateralised	1,675	1.1	608	0.8	639.4	1.1	243	0.4
LTV ratio:
– less than 50%	689	1.7	217	1.4	350	1.1	—	—
– 51% to 75%	253	0.8	217	0.9	34	2.9	—	—
– 76% to 90%	271	0.4	165	0.0	106	0.9	—	—
– 91% to 100%	462	0.9	9	—	149	1.3	243	0.4
Partially collateralised (B):	1,573.2	0.9	4	0.0	1,567	0.9	—	—
– collateral value on B	1,408		3		1,404		—
Total	14,272	0.9	4,977	0.9	4,096.4	1.2	4,185	0.5
Stage 3
Not collateralised	1,598	37.2	669	25.1	378	86.0	393	17.8
Fully collateralised	148	16.2	77	7.8	10	50.0	24	16.7
LTV ratio:
– less than 50%	76	18.4	41	7.3	6	50.0	—	—
– 51% to 75%	22	13.6	19	10.5	2	50.0	—	—
– 76% to 90%	18	5.6	17	—	1	—	—	—
– 91% to 100%	32	15.6	—	—	1	100.0	24	16.7
Partially collateralised (C):	216	27.3	35	17.1	165	27.3	—	—
– collateral value on C	152		22		123		—
Total	1,962	34.6	781	23.0	553	67.8	417	17.7
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	—	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	2	100.0	—	—
– collateral value on D	2		—		2		—
Total	2	100.0	—	—	2	100.0	—	—
At 31 Dec 2021	139,494	0.6	52,274	0.5	62,703	0.7	16,789	0.6

Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries
(Audited)
			of which:
	Total		UK		France
	Gross exposure	ECL coverage	Gross exposure	ECL coverage	Gross exposure	ECL coverage
	£m	%	£m	%	£m	%
Stage 1
Fully collateralised	4,340	0.1	2,376	—	3	—
LTV ratio:
– less than 50%	2,199	0.1	1,255	—	3	—
– 51% to 60%	744	0.1	429	—	—	—
– 61% to 70%	738	0.3	420	0.2	—	—
– 71% to 80%	442	0.2	198	—	—	—
– 81% to 90%	202	—	63	—	—	—
– 91% to 100%	15	—	11	—	—	—
Partially collateralised (A):	50	—	11	—	—	—
LTV ratio:
– 101% to 110%	4	—	3	—	—	—
– 111% to 120%	3	—	1	—	—	—
– greater than 120%	43	—	7	—	—	—
– collateral value on A	10		6		—
Total	4,390	0.1	2,387	—	3	—
Stage 2
Fully collateralised	510	1.4	428	0.5	—	—
LTV ratio:
– less than 50%	203	1.5	151	0.7	—	—
– 51% to 60%	105	1.9	90	1.1	—	—
– 61% to 70%	91	1.1	83	—	—	—
– 71% to 80%	66	1.5	60	—	—	—
– 81% to 90%	39	—	38	—	—	—
– 91% to 100%	6	—	6	—	—	—
Partially collateralised (B):	1	—	1	—	—	—
LTV ratio:
– 101% to 110%	1	—	1	—	—	—
– 111% to 120%	—	—	—	—	—	—
– greater than 120%	—	—	—	—	—	—
– collateral value on B	1		1		—
Total	511	1.4	429	0.5	—	—
Stage 3
Fully collateralised	65	16.9	10	10.0	7	14.3
LTV ratio:
– less than 50%	46	13.0	9	11.1	—	—
– 51% to 60%	5	20.0	1	—	—	—
– 61% to 70%	9	22.2	—	—	6	—
– 71% to 80%	3	33.3	—	—	—	—
– 81% to 90%	1	—	—	—	—	—
– 91% to 100%	1	100.0	—	—	1	100.0
Partially collateralised (C):	16	68.8	—	—	16	62.5
LTV ratio:
– 101% to 110%	—	—	—	—	—	—
– 111% to 120%	—	—	—	—	—	—
– greater than 120%	16	68.8	—	—	16	62.5
– collateral value on C	—		—		—
Total	81	27.2	10	10.0	23	47.8
At 31 Dec 2022	4,982	0.7	2,826	0.1	26	42.3

Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries (continued)
(Audited)
			of which:
	Total		UK		France
	Gross exposure	ECL coverage	Gross exposure	ECL coverage	Gross exposure	ECL coverage
	£m	%	£m	%	£m	%
Stage 1
Fully collateralised	6,915	0.2	2,789	—	2,088	—
LTV ratio:
– less than 50%	3,400	0.1	1,308	—	1,110	0.1
– 51% to 60%	1,274	0.2	540	—	431	—
– 61% to 70%	1,074	0.2	452	—	296	—
– 71% to 80%	776	0.3	358	—	177	—
– 81% to 90%	345	0.3	113	—	48	—
– 91% to 100%	46	—	18	—	26	—
Partially collateralised (A):	90	—	11	—	50	—
LTV ratio:
– 101% to 110%	18	—	2	—	12	—
– 111% to 120%	9	—	1	—	5	—
– greater than 120%	63	—	8	—	33	—
– collateral value on A	63		4		50
Total	7,005	0.2	2,800	—	2,138	—
Stage 2
Fully collateralised	169	3.0	46	—	83	1.2
LTV ratio:
– less than 50%	91	2.2	18	—	48	2.1
– 51% to 60%	25	4.0	6	—	13	—
– 61% to 70%	34	2.9	17	—	12	—
– 71% to 80%	15	6.7	5	—	7	—
– 81% to 90%	3	—	—	—	2	—
– 91% to 100%	1	—	—	—	1	—
Partially collateralised (B):	5	—	—	—	2	—
LTV ratio:
– 101% to 110%	1	—	—	—	—	—
– 111% to 120%	1	—	—	—	—	—
– greater than 120%	3	—	—	—	2	—
– collateral value on B	4		—		3
Total	174	2.9	46	—	85	1.2
Stage 3
Fully collateralised	204	24.5	9	11.1	62	21.0
LTV ratio:
– less than 50%	94	12.8	6	16.7	24	20.8
– 51% to 60%	31	19.4	3	—	8	25.0
– 61% to 70%	34	23.5	—	—	19	10.5
– 71% to 80%	13	38.5	—	—	3	33.3
– 81% to 90%	14	42.9	—	—	4	25.0
– 91% to 100%	18	72.2	—	—	4	50.0
Partially collateralised (C):	30	53.3	—	—	24	58.3
LTV ratio:
– 101% to 110%	2	50.0	—	—	2	50.0
– 111% to 120%	2	50.0	—	—	2	50.0
– greater than 120%	26	53.8	—	—	20	60.0
– collateral value on C	6		—		6
Total	234	28.2	9	11.1	86	31.4
At 31 Dec 2021	7,413	1.1	2,855	—	2,309	1.3

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	With DPF	Unit- linked	Other contracts[1]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	17,029	2,888	191	2,593	22,701
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,171	2,880	80	1,033	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments – at fair value through other comprehensive income	6,332	—	107	1,452	7,891
– other financial assets[2]	996	8	4	77	1,085
Reinsurance assets	—	40	112	—	152
PVIF[3]	—	—	—	1,076	1,076
Other assets and investment properties	725	1	1	68	795
Total assets at 31 Dec 2022	17,754	2,929	304	3,737	24,724
Liabilities under investment contracts designated at fair value	—	948	—	—	948
Liabilities under insurance contracts	17,624	2,062	301	—	19,987
Deferred tax[4]	129	5	—	106	240
Other liabilities	—	—	—	1,796	1,796
Total liabilities at 31 Dec 2022	17,753	3,015	301	1,902	22,971
Total equity at 31 Dec 2022	—	—	—	1,753	1,753
Total liabilities and equity at 31 Dec 2022	17,753	3,015	301	3,655	24,724

Financial assets	19,384	2,924	254	2,704	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,876	2,859	89	1,236	14,060
– derivatives	47	—	—	1	48
– financial investments – at amortised cost	815	—	—	42	857
– financial investments – at fair value through other comprehensive income	7,490	—	104	1,327	8,921
– other financial assets[2]	1,156	65	61	98	1,380
Reinsurance assets	—	53	104	—	157
PVIF[3]	—	—	—	811	811
Other assets and investment properties	748	1	—	59	808
Total assets at 31 Dec 2021	20,132	2,978	358	3,574	27,042
Liabilities under investment contracts designated at fair value	—	1,031	—	—	1,031
Liabilities under insurance contracts	19,998	1,938	328	—	22,264
Deferred tax[4]	133	6	—	46	185
Other liabilities	—	—	—	2,003	2,003
Total liabilities at 31 Dec 2021	20,131	2,975	328	2,049	25,483
Total equity at 31 Dec 2021	—	—	—	1,559	1,559
Total liabilities and equity at 31 Dec 2021	20,131	2,975	328	3,608	27,042
1    ‘Other contracts’ includes term assurance and credit life insurance.
2    Comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    'Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
	2022			2021
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	£m	%	%	£m
Capital	—	1.6 - 2.0	18	—	0.8 - 2.0	127
Nominal annual return	2.6	2.0	49	2.6	2.2	92
Nominal annual return	4.5	2.0	33	4.5	2.2	80
At 31 Dec			100			299

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	£m	£m	£m	£m	£m
Unit-linked	147	368	818	1,433	2,766
With DPF and Other contracts	1,132	4,645	8,555	11,886	26,218
At 31 Dec 2022	1,279	5,013	9,373	13,319	28,984

Unit-linked	230	565	927	926	2,648
With DPF and Other contracts	1,341	5,102	7,318	6,415	20,176
At 31 Dec 2021	1,571	5,667	8,245	7,341	22,824

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of the group’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2022		2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	34	12	119	96
-100 basis point parallel shift in yield curves	(48)	(22)	(229)	(203)
10% increase in equity prices	65	65	46	46
10% decrease in equity prices	(66)	(66)	(49)	(49)

Sensitivity analysis
(Audited)
	2022	2021
	£m	£m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(24)	(20)
10% decrease in mortality and/or morbidity rates	25	19
10% increase in lapse rates	(33)	(19)
10% decrease in lapse rates	35	20
10% increase in expense rates	(28)	(40)
10% decrease in expense rates	28	40

Disclosure of funding sources and uses

Funding sources and uses for the group
	2022	2021		2022	2021
	£m	£m		£m	£m
Sources			Uses
Customer accounts	215,948	205,241	Loans and advances to customers	72,614	91,177
Deposits by banks	20,836	32,188	Loans and advances to banks	17,109	10,784
Repurchase agreements – non-trading	32,901	27,259	Reverse repurchase agreements – non-trading	53,949	54,448
Debt securities in issue	7,268	9,428	Cash collateral, margin and settlement accounts	51,858	34,907
Cash collateral, margin and settlement accounts	60,385	37,076	Assets held for sale	21,214	9
Liabilities of disposal groups held for sale	24,711	—	Trading assets	79,878	83,706
Subordinated liabilities	14,528	12,488	– reverse repos	8,729	8,626
Financial liabilities designated at fair value	27,287	33,608	– stock borrowing	5,627	6,498
Liabilities under insurance contracts	19,987	22,264	– other trading assets	65,522	71,862
Trading liabilities	41,265	46,433	Financial investments	32,604	41,300
– repos	8,213	7,663	Cash and balances with central banks	131,433	108,482
– stock lending	1,773	1,637	Other balance sheet assets	256,694	171,798
– other trading liabilities	31,279	37,133	At 31 Dec	717,353	596,611
Total equity	24,016	23,715
Other balance sheet liabilities	228,221	146,911
At 31 Dec	717,353	596,611

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2022	2021
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	1,217	797
	– ordinary shares	1,217	797
2	Retained earnings[1,2]	16,177	15,511
3	Accumulated other comprehensive income (and other reserves)[1,2]	4,010	2,931
5	Minority interests (amount allowed in consolidated CET1)	72	57
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend[3]	(1,459)	625
6	Common equity tier 1 capital before regulatory adjustments[2]	20,017	19,921
28	Total regulatory adjustments to common equity tier 1	(833)	(958)
29	Common equity tier 1 capital[2]	19,184	18,963
36	Additional tier 1 capital before regulatory adjustments	3,942	3,906
43	Total regulatory adjustments to additional tier 1 capital	(49)	(44)
44	Additional tier 1 capital	3,893	3,862
45	Tier 1 capital[2]	23,077	22,825
51	Tier 2 capital before regulatory adjustments	13,559	11,591
57	Total regulatory adjustments to tier 2 capital	(449)	(424)
58	Tier 2 capital	13,110	11,167
59	Total capital[2]	36,187	33,992
*    The references identify the lines prescribed in the European Banking Authority template, which are applicable and where there is a value.
1 These disclosures are based on updated rules implemented from 1 January 2022 including the PRA’s disclosure templates and instructions which came into force at that time. The presentation of comparatives has been amended only for CRR II grandfathered instruments to align to the updated template’s rows and instructions.
2 From 30 September 2022, investments in non-financial institution subsidiaries or participations have been measured on an equity accounting basis in compliance with UK regulatory requirements. Comparatives for prior periods have been represented on a consistent basis with the current year.
3 This row includes losses that have been recognised and deducted as they arose and were therefore not subject to an independent review.

Disclosure of value at risk (VaR)
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	26.3	6.7	(5.0)	28.0
Maximum	39.7	11.9	—	40.9
Minimum	16.3	4.2	—	17.8

Balance at 31 Dec 2021	28.7	9.0	(8.4)	29.4
Average	26.6	10.0	(5.6)	31.0
Maximum	34.6	12.7	—	37.8
Minimum	18.0	7.2	—	22.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.0	15.3	11.7	13.0	(22.8)	27.2
Maximum	21.5	49.2	17.1	22.9	—	60.0
Minimum	3.3	8.2	6.8	7.0	—	14.2

Balance at 31 Dec 2021	4.5	10.0	10.5	14.9	(20.9)	19.0
Average	7.1	12.8	10.2	12.6	(20.4)	22.3
Maximum	19.3	26.7	14.9	16.7	—	31.9
Minimum	3.7	9.3	6.3	9.2	—	17.3
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.